               Skadden, Arps, Slate, Meagher & Flom LLP
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                          Telephone: (312) 407-0700




                                                               January 27, 2010



Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

  Re:   Van Kampen Government Securities Fund
        Post-Effective Amendment No. 40 to the
        Registration Statement on Form N-1A
        Rule 485(b) Filing (File Nos. 2-90482
        and 811-4003)

Ladies and Gentlemen:

        Van Kampen Government Securities Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

        Pursuant to Rule 485(b)(4) promulgated under the 1933 Act, the undersigned hereby represents that this amendment to the Registration Statement does not contain any disclosures that render it ineligible to become effective under paragraph (b) of Rule 485.

        Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Elizabeth Nelson at (630) 684-6301.

                                        Very truly yours,


                                        /s/ Charles B. Taylor
                                        ---------------------
                                        Charles B. Taylor